Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2016
Table Text Block
Property, Plant and Equipment [Table Text Block]
(In thousands)	Useful life in years	2016	2015
Land		$120,519	$116,701
Buildings	10-50	516,758	495,631
Equipment	2-10	309,294	302,656
Leasehold improvements	3-10	76,637	70,449
		902,689	868,736
Less - Accumulated depreciation
and amortization		514,892	503,829
Subtotal		387,797	364,907
Construction in progress		35,665	21,003
Total premises and equipment, net		$543,981	$502,611